Time charter revenues and net investment in direct financing lease (Details Textual)	1 Months Ended	12 Months Ended
	Oct. 01, 2015	Dec. 31, 2015
Capital Leased Assets [Line Items]
Charter Termination Rights, Percentage	100.00%
Hoegh LNG FRSU III Ltd [Member]
Capital Leased Assets [Line Items]
Charter Termination Rights, Percentage	90.00%	90.00%
Hoegh Gallant [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year		2020
Lease Expiration Term		5 years
PGN FSRU Lampung [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year		2034
Lease Expiration Term		20 years